Investments in Non-Consolidated Companies - Miski Mayo Mine (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jul. 07, 2010	May 31, 2011
Schedule Of Equity Method Investments [Line Items]
Payment to acquire 35% economic interest in Miski Mayo mine	$ 385
MVM Resources interest percentage in Campania Minera Miski Mayo S.R.L.		99.88%
Miski Mayo Mine [Member]
Schedule Of Equity Method Investments [Line Items]
Economic interest percentage in Miski Mayo mine joint venture in the Bayovar region of Peru		35.00%